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Scudder Growth and Income Fund

Supplement to Prospectus Dated April 12, 2000,
As Revised October 1, 2000

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Scudder Growth and Income Fund (the "fund") currently offers three classes of shares to provide investors with different options. The three classes are Class S, Class R shares and Class AARP. The Class R shares are described in this supplement to the prospectus. Effective on or about December 29, 2000, the Class R shares will be renamed Class A shares. Class A shares will be shares sold subject to an initial sales charge or, in certain instances, a contingent deferred sales charge and will be made available to a broader group of investors. The investors currently permitted to purchase Class R shares will not be subject to the sales charge of the Class A shares. Class R shares are available for purchase by participants of certain employer-sponsored retirement plans.

Class R shares currently are available for purchase through certain financial intermediaries as well as third-party providers and other entities. Share certificates are not available for Class R shares.

The following information supplements the following indicated sections of the prospectus:

The Fund's Track Record

As Class R shares do not have a full calendar year of performance data, no past performance information is provided. However, the bar chart and table on page 4 of the prospectus show how the total returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. Although Class S shares are not offered in this supplement, their annual returns would differ only to the extent that the classes have different expenses.

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How Much Investors Pay

The Class R shares of this fund have no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly. This table shows fees for the fund's Class R shares.

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Fee Table
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Shareholder Fees (paid directly from your investment)                None
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Annual Operating Expenses (deducted from fund assets)-
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Management Fee                                                       0.45%
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Service (12b-1) Fee*                                                 0.25%
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Other Expenses**                                                     0.33%
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Total Annual Operating Expenses***                                   1.03%
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* Payment for administrative services.

** Includes a fixed rate administrative fee of 0.33%.

***Scudder Kemper has agreed to cap operating expenses of the class at 1.00% until 4/1/2001.

The fees and expenses for Class R shares of the fund are being restated to reflect the implementation of the 0.33% fixed rate administrative fee which is expected to become effective on or about December 29, 2000.

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Expense Example
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Based on the costs above, this example helps you compare the expenses of the fund's Class R shares to those of other mutual funds. This expense example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

       1 Year             3 Years            5 Years             10 Years
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        $105                $329               $569               $1,259
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Financial Highlights

Scudder Growth and Income Fund -- Class R Shares

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                                                         2000(c)       1999(b)
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Net asset value, beginning of period                     $26.65        $28.16
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Income (loss) from investment operations:
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  Net investment income (loss) (a)                         (.19)          .09
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  Net realized and unrealized gain (loss) on
  investment transactions                                   .14          (.76)
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  Total from investment operations                         (.05)         (.67)
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Less distributions from:
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  Net investment income                                     .00(d)       (.22)
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  Net realized gains on investment transactions            (.20)         (.62)
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  Total distributions                                      (.20)         (.84)
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Net asset value, end of period                           $26.40        $26.65
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Total Return (%)                                           (.18)**      (2.31)**
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Ratios to Average Net Assets and Supplemental Data
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Net assets, end of period ($ millions)                        6             6
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Ratio of expenses (%)                                      3.33(e)*      1.34*
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Ratio of net investment income (loss) (%)                 (1.83)*         .98*
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Portfolio turnover rate (%)                                  58*           70
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(a) Based on monthly average shares outstanding during the period.

(b) For the period August 2, 1999 (commencement of Class R Shares) to December 31, 1999.

(c) For the six months ended June 30, 2000 (Unaudited).

(d) Net investment income was less than $.005 per share.

(e) The ratio of operating expenses excluding costs incurred in connection with the reorganization was 3.28% (see Financial Statements).

*   Annualized

**  Not annualized



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Distributions

Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in Class R shares of the fund unless you request that such policy not be applied to your account.

Purchases

To open an account

Class R shares are available only through employer-sponsored retirement plans. Please consult your plan administrator or plan representative for more information on how to purchase shares.

To buy additional shares

Please consult your plan administrator or plan representative for more information on how to purchase shares.

Exchanges and redemptions

To exchange shares

Shareholders of Class R shares may exchange their Class R shares only for shares of funds authorized for exchange by the applicable plan. Please consult your plan administrator or plan representative for more information concerning exchanges of shares.

To sell shares

Please consult your plan administrator or plan representative for more information on how to sell your shares.



December 18, 2000
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